Cash and Short Term Bank Deposit - Schedule of Cash (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Cash [Line Items]
Cash		$ 3,985	$ 16,483
Denominated in U.S. Dollar [Member]
Cash [Line Items]
Cash	[1]	3,782	16,260
Denominated in New Israel Shekel [Member]
Cash [Line Items]
Cash		116	65
Denominated in Other Currencies [Member]
Cash [Line Items]
Cash		$ 87	$ 158

[1]	As of December 31, 2025, including short-term bank deposits for a period less than 3 months at an average interest rate of 4.10%.